Deferred Revenue	12 Months Ended
Dec. 31, 2011
Deferred Revenue
Deferred Revenue

14.                Deferred Revenue

Deferred revenue represents sales proceeds from prepaid point cards, online points sold and prepaid subscription fees for Internet value-added services for which services are yet to be provided as of the balance sheet dates.